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                           UNITED STATES               OMB APPROVAL
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                  SECURITIES AND EXCHANGE COMMISSION   OMB Number: 3235-0456
                      Washington, D.C. 20549           Expires:  August 31, 2000
                                                       Estimated average  burden
                            FORM 24F-2                 hours per response......1
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                 ANNUAL NOTICE OF SECURITIES SOLD
                      PURSUANT TO RULE 24F-2

         Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
                                      Norwest Select Funds
                                      Two Portland Square
                                      Portland, Maine 04101


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                                      Income Fund
                                      Small Company Stock Fund






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3.   Investment Company Act File Number:   811-8202

     Securities Act File Number:          33-74176



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4(a). Last day of fiscal year for which this Form is filed:

                               September 17, 1999



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4(b).        [ ] Check box if this Form is being filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year) (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



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4(c).         [ X ] Check box if this is the last time the issuer will be filing this Form.



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5. Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the          --------------
      fiscal year pursuant to section 24(f):                                 $0*
                                                                  --------------

(ii)  Aggregate price of securities redeemed or     --------------
      repurchased during the fiscal year:                       $0
                                                    --------------

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995
      that were not previously used to reduce       --------------
      registration fees payableto the Commission:               $0
                                                    --------------

                                                                  --------------
(iv)  Total available redemption credits [add Items 5(ii)        -            $0
      and 5(iii)].                                                --------------
(v) Net sales -- if Item 5(i) is greater than Item 5(iv) -------------- [subtract Item 5(iv) from Item 5(i)]: $0
                                                                  --------------

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(vi)  Redemption credits available for use in future years                    $0
                                                                  --------------
      -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
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(vii)  Multiplier for determining registration fee (See           --------------
       Instruction C.9):                                                $.000264
                                                                  --------------

(viii)  Registration fee due [multiply Item 5(v) by Item          --------------
        5(vii)]  (enter "0" if no fee is due):                                $0
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*During the fiscal period  covered  hereby,  the  Registrant  offered its shares
soley  to  unmanaged   separate  accounts  of  a  single  insurance  company.  A
registration fee has been or will be paid on the securities issued by the separate accounts which are already regeistered under the Securities Act of 1933. Accordingly, no registration fee is due in connection with this filing.
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6. Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                 Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                 Not applicable


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7.  Interest  due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                         -----------------------
                                                        +                     $0
                                                         -----------------------



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8.  Total of the amount of the  registration fee due plus any interest due [line
    5(viii) plus line 7]:

                                                         -----------------------
                                                        =                     $0
                                                         -----------------------



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9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
    Commission's lockbox depository: Not applicable

     Method of Delivery:
                                      [  ]    Wire Transfer
                                      [  ]    Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/  Don L. Evans
                                      ------------------------------------
                                      Don L. Evans
                                      Assistant Secretary

Date: December 16, 1999

*Please print the name and title of  the signing  officer  below  the signature.




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